Expense Example - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Total Market Index Fund - Fidelity Total Market Index Fund
Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 2
3 years	5
5 years	8
10 years	$ 19